DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--77
                           (A UNIT INVESTMENT TRUST)

                           -  NEW JERSEY AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated February 23, 2001.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $195 billion sponsored over the last 30 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF NOVEMBER 30, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
New Jersey Insured Portfolio--
  Risk/Return Summary.............................    3
New York Insured Portfolio--
  Risk/Return Summary.............................    6
What You Can Expect From Your Investment..........   10
  Monthly Income..................................   10
  Return Figures..................................   10
  Records and Reports.............................   10
The Risks You Face................................   11
  Interest Rate Risk..............................   11
  Call Risk.......................................   11
  Reduced Diversification Risk....................   11
  Liquidity Risk..................................   11
  Concentration Risk..............................   11
  State Concentration Risk........................   12
  Bond Quality Risk...............................   13
  Insurance Related Risk..........................   13
  Litigation and Legislation Risks................   13
Selling or Exchanging Units.......................   13
  Sponsors' Secondary Market......................   14
  Selling Units to the Trustee....................   14
  Exchange Option.................................   14
How The Fund Works................................   15
  Pricing.........................................   15
  Evaluations.....................................   15
  Income..........................................   15
  Expenses........................................   15
  Portfolio Changes...............................   16
  Fund Termination................................   16
  Certificates....................................   16
  Trust Indenture.................................   17
  Legal Opinion...................................   17
  Auditors........................................   18
  Sponsors........................................   18
  Trustee.........................................   18
  Underwriters' and Sponsors' Profits.............   18
  Public Distribution.............................   18
  Code of Ethics..................................   19
Taxes.............................................   19
Supplemental Information..........................   20
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $2,075,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Housing                                                21%
/ /Industrial Development Revenue                         18%
/ /Municipal Water/Sewer Utilities                        39%
/ /Refunded Bonds                                          4%
/ /Universities/Colleges                                  18%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in municipal water/sewer utility bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.74
Annual Income per unit:                             $56.88
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.66
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.53
Evaluator's Fee                                      $0.61
Other Operating Expenses                             $0.79
                                                     -----
TOTAL                                                $2.59

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------
High        13.98%   4.46%     5.83%   17.34%    5.63%     6.42%
Average      7.19    3.94      5.73     9.56     5.04      6.32
Low          3.13    2.96      5.48     4.41     3.74      6.07
-----------------------------------------------------------------
Average
Sales fee    2.22%   5.47%     5.82%
-----------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,010.63
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds with an aggregate face amount of $3,250,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - The Fund is concentrated in refunded bonds.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                      1%
/ /Hospitals/Health Care                                   2%
/ /Housing                                                 8%
/ /Industrial Development Revenue                         22%
/ /Lease Rental                                           14%
/ /Municipal Water/Sewer Utilities                        17%
/ /Refunded Bonds                                         33%
/ /Universities/Colleges                                   3%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit:                    $4.81
Annual Income per unit:                             $57.73
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.43
Other Operating Expenses                             $0.52
                                                     -----
TOTAL                                                $2.20

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------
High        13.98%   4.46%     5.83%   17.34%    5.63%     6.42%
Average      7.19    3.94      5.73     9.56     5.04      6.32
Low          3.13    2.96      5.48     4.41     3.74      6.07
-----------------------------------------------------------------
Average
Sales fee    2.22%   5.47%     5.82%
-----------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,049.17
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200     16.49   4.79   5.39   5.99    6.59    7.18    7.78    8.38    8.98    9.58
$ 27,051- 65,550  $ 45,201-109,250     31.98   5.88   6.62   7.35    8.09    8.82    9.56   10.29   11.03   11.76
$ 65,551-136,750  $109,251-166,450     35.40   6.19   6.97   7.74    8.51    9.29   10.06   10.84   11.61   12.38
$136,751-297,300  $166,451-297,300     40.08   6.68   7.51   8.34    9.18   10.01   10.85   11.68   12.52   13.35
   OVER $297,300     OVER $297,300     43.45   7.07   7.96   8.84    9.73   10.61   11.49   12.38   13.26   14.15

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 27,051- 65,550  $ 45,201-109,250     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$65,551- 136,750  $109,251-166,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$136,751-297,300  $166,451-297,300     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $297,300     OVER $297,300     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 27,050  $      0- 45,200     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 27,051- 65,550  $ 45,201-109,250     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 65,551-136,750  $109,251-166,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$136,751-297,300  $166,451-297,300     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $297,300     OVER $297,300     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2001 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the New Jersey Portfolio's concentration in municipal water/sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:

  - increases in operating and construction costs; and

  - unpredicability of future usage requirements.

Here is what you should know about the New York Portfolio's concentration in refunded bonds. Refunded bonds are typically:

  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and
  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and
  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by

Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. $29.7 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $22.8 billion of financing over fiscal 2001-2004. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2004.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 30 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued.

Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
7 World Trade Center--40th Floor,
New York, NY 10048
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (an indirect subsidiary of UBS AG and an affiliate of UBS Warburg LLC.)
1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW JERSEY AND NEW YORK TRUSTS)
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 77 (New Jersey and New York Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 77 (New Jersey and New York Trusts) Defined Asset Funds, including the portfolios, as of November 30, 2000 and the related statements of operations and of changes in net assets for the years ended November 30, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 2000, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 77 (New Jersey and New York Trusts) Defined Asset Funds at November 30, 2000 and the results of their operations and changes in their net assets for the above- stated years in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
January 15, 2001

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $1,976,161)(Note 1)......................                  $2,163,423
  Accrued interest receivable......................                      46,415
                                                                   -------------

              Total trust property.................                   2,209,838

LESS LIABILITIES:
  Advance from Trustee.............................   $   13,973
  Accrued expenses.................................        2,627         16,600
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  2,189 units of fractional undivided
    interest outstanding (Note 3)..................    2,163,425
  Undistributed net investment income..............       29,813
                                                    -------------
                                                                     $2,193,238
                                                                   =============
UNIT VALUE ($2,193,238/2,189 units)................                   $1,001.94
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .......Years Ended November 30,..........
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $137,909     $146,360     $163,498
  Trustee's fees and expenses...............      (4,625)      (4,351)      (4,296)
  Sponsors' fees............................      (1,212)      (1,402)      (1,100)
                                             -----------------------------------------
  Net investment income.....................     132,072      140,607      158,102
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................       7,626       13,329       49,087
  Unrealized appreciation (depreciation)
    of investments..........................      11,512     (179,092)       6,031
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................      19,138     (165,763)      55,118
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $151,210     $(25,156)    $213,220
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .......Years Ended November 30,..........
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  132,072   $  140,607   $  158,102
  Realized gain on securities sold
    or redeemed...............................       7,626       13,329       49,087
  Unrealized appreciation (depreciation)
    of investments............................      11,512     (179,092)       6,031
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     151,210      (25,156)     213,220
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (132,678)    (140,995)    (158,058)
  Principal...................................     (79,885)      (4,286)     (25,247)
                                               -----------------------------------------
  Total distributions.........................    (212,563)    (145,281)    (183,305)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  137, 82 and 338 units, respectively.........    (140,728)     (88,897)    (372,400)
                                               -----------------------------------------
NET DECREASE IN NET ASSETS....................    (202,081)    (259,334)    (342,485)

NET ASSETS AT BEGINNING OF YEAR...............   2,395,319    2,654,653    2,997,138
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $2,193,238   $2,395,319   $2,654,653
                                               =========================================
PER UNIT:
  Income distributions during year............      $59.14       $59.75       $60.20
                                               =========================================
  Principal distributions during year.........      $36.45        $1.78        $9.68
                                               =========================================
  Net asset value at end of year..............   $1,001.94    $1,029.80    $1,102.43
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,189        2,326        2,408
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,189 units at Date of Deposit..............    $2,189,958
      Less sales charge...................................        98,548
                                                           --------------
      Net amount applicable to Holders....................     2,091,410
      Redemptions of units - net cost of 1,061 units
        redeemed less redemption amounts..................      (108,360)
      Realized gain on securities sold or redeemed........       120,173
      Principal distributions.............................      (127,060)
      Unrealized appreciation of investments..............       187,262
                                                           --------------

      Net capital applicable to Holders...................    $2,163,425
                                                           ==============

  4.  INCOME TAXES

      As of November 30, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $187,262, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $1,976,161 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                       Rating                                       Optional
    Portfolio No. and Title of            of            Face                        Redemption
            Securities(4)              Issues(1)       Amount  Coupon Maturities(3) Provisions(3)              Cost      Value(2)
            -------------              ---------       ------  ------ ------------- -------------              ----      --------
 1 New Jersey Eco. Dev. Auth. Gas          AAA     $  130,000   6.350%     2022         10/01/04         $  125,069    $  137,514
   Facs. Rfdg. Rev. Bonds, 1994 Ser. A                                                  @ 102.000
   (NUI Corp. Proj.) (AMBAC Ins.)

 2 New Jersey Educl. Fac. Auth., Rev.      AAA        380,000   6.000      2024         07/01/04            348,202       393,068
   Bonds, New Jersey Inst. of Tech.                                                     @ 102.000
   Issue, Ser. 1994 A (MBIA Ins.)

 3 New Jersey Hsg. and Mort. Fin. Agy.     AAA        425,000   6.650      2014         10/01/04            426,670       444,550
   Home Buyer Rev. Bonds, Ser. L (MBIA                                                  @ 102.000
   Ins.)

 4 The Essex County Improvement            AAA         80,000   7.000      2024(5)      12/01/04             82,621        88,591
   Authority, Essex County, NJ,                                                         @ 102.000
   General Obligation Lease Revenue
   Bonds Ser. 1994 (County Jail and
   Youth House Project)(AMBAC Ins.)

 5 Passaic Valley Sewerage                 AAA        315,000   5.875      2022         12/01/02            284,168       321,454
   Commissioners, State of New Jersey,                                                  @ 102.000
   Swr. Sys. Bonds, Ser. D (AMBAC
   Ins.)

 6 The Passaic Valley Wtr. Comm., NJ,      AAA        500,000   6.400      2022         12/15/02            487,290       525,345
   Wtr. Supply Sys. Rev. Bonds, Ser.                                                    @ 102.000
   1992 A (Financial Guaranty Ins.)

 7 The Pollution Ctl. Fin. Auth. of        AAA         65,000   5.550      2033         11/01/03             54,313        65,163
   Salem Cnty., NJ, Poll. Ctl. Rev.                                                     @ 102.000
   Rfdg. Bonds, Ser. 1993 C (Public
   Svc. Elec. & Gas Co. Proj.)(MBIA
   Ins.)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                       Rating                                       Optional
    Portfolio No. and Title of            of            Face                        Redemption
            Securities(4)              Issues(1)       Amount  Coupon Maturities(3) Provisions(3)              Cost      Value(2)
            -------------              ---------       ------  ------ ------------- -------------              ----      --------
8  The Poll. Ctl. Financing Auth.          AAA     $  180,000   6.200%     2030         08/01/04         $  167,828    $  187,738
   of Salem Cnty., NJ, Poll. Ctl. Rev.                                                  @ 102.000
   Rfdg. Bonds, 1994 Ser. C (Public
   Service Elec. and Gas Co. Proj.)
   (MBIA Ins.)
                                                 --------------                                        -------------- --------------
TOTAL                                              $2,075,000                                            $1,976,161    $2,163,423
                                                 ==============                                        ============== ==============

                     See Notes to Portfolios on Page D - 14.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,976,872)(Note 1)......................                  $3,354,367
  Accrued interest receivable......................                      75,406
                                                                   -------------

              Total trust property.................                   3,429,773

LESS LIABILITIES:
  Advance from Trustee.............................   $   28,775
  Accrued expenses.................................        3,232         32,007
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  3,272 units of fractional undivided
    interest outstanding (Note 3)..................    3,354,368
  Undistributed net investment income..............       43,398
                                                    -------------
                                                                     $3,397,766
                                                                   =============
UNIT VALUE ($3,397,766/3,272 units)................                   $1,038.44
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .......Years Ended November 30,..........
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $196,122     $201,672     $228,264
  Trustee's fees and expenses...............      (5,538)      (5,113)      (5,230)
  Sponsors' fees............................      (1,788)      (2,048)      (1,575)
                                             -----------------------------------------
  Net investment income.....................     188,796      194,511      221,459
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................                   53,764       18,430
  Unrealized appreciation (depreciation)
    of investments..........................      38,922     (265,299)      83,685
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................      38,922     (211,535)     102,115
                                             -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $227,718     $(17,024)    $323,574
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .......Years Ended November 30,..........
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  188,796   $  194,511   $  221,459
  Realized gain on securities
    sold or redeemed..........................                   53,764       18,430
  Unrealized appreciation (depreciation)
    of investments............................      38,922     (265,299)      83,685
                                               -----------------------------------------
  Net increase (decrease) in net assets
    resulting from operations.................     227,718      (17,024)     323,574
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (189,055)    (195,321)    (221,118)
  Principal...................................      (7,526)      (3,142)     (17,033)
                                               -----------------------------------------
  Total distributions.........................    (196,581)    (198,463)    (238,151)
                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  424 and 89 units, respectively..............                 (463,212)     (96,946)
                                               -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........      31,137     (678,699)     (11,523)

NET ASSETS AT BEGINNING OF YEAR...............   3,366,629    4,045,328    4,056,851
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $3,397,766   $3,366,629   $4,045,328
                                               =========================================
PER UNIT:
  Income distributions during year............      $57.78       $58.13       $58.65
                                               =========================================
  Principal distributions during year.........       $2.30        $0.85        $4.50
                                               =========================================
  Net asset value at end of year..............   $1,038.44    $1,028.92    $1,094.52
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,272        3,272        3,696
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,272 units at Date of Deposit..............    $3,175,150
      Less sales charge...................................       142,888
                                                           --------------
      Net amount applicable to Holders....................     3,032,262
      Redemptions of units - net cost of 1,728 units
        redeemed less redemption amounts..................      (204,831)
      Realized gain on securities sold or redeemed........       193,394
      Principal distributions.............................       (43,952)
      Unrealized appreciation of investments..............       377,495
                                                           --------------

      Net capital applicable to Holders...................    $3,354,368
                                                           ==============

  4.  INCOME TAXES

      As of November 30, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $377,495, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,976,872 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of             of             Face                        Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            -------------               ---------        ------  ------ ------------- -------------            ----      --------
 1 Dormitory Authority of the State of     AAA       $  100,000   6.750%   2024(5)      07/01/04         $  100,000    $  109,494
   New York, City University Sys.                                                       @ 102.000
   Consol. Third General Resolution,
   Rev. Bonds, 1994 Ser. 2 (MBIA   Ins.)

 2 Dormitory Auth. of the State of New     AAA           90,000   5.250    2013         None                 75,875        92,318
   York, City Univ. Sys. Consol. Third
   Gen. Resolution Rev. Bonds, 1994
   Ser.2 (Financial Guaranty Ins.)

 3 New York State Medical Care             AAA          285,000   6.500    2024(5)      08/15/04            274,115       309,997
   Facility Finance Agency, Mental                                                      @ 102.000
   Health Service Facility Improvement                   80,000   6.500    2024         08/15/04             76,945        84,670
   Revenue Bonds, 1994 Ser. E (FSA                                                      @ 102.000
   Ins.)

 4 Metro Transportation Authority, New     AAA          460,000   5.750    2015         07/01/03            406,893       472,254
   York, Tran. Facilities Service                                                       @ 101.500
   Contract Bonds Ser. P (CAPMAC Ins.)

 5 State of New York Mtge. Agy.,           AAA          265,000   6.450    2014         06/01/04            254,951       276,305
   Homeowner Mtge. Rev. Bonds, Ser.                                                     @ 102.000
   41-A (MBIA Ins.)

 6 New York State Thruway Auth., Gen.      AAA          150,000   5.500    2023(5)      01/01/02            127,350       151,947
   Rev. Bonds, Ser. A (Financial                                                        @ 100.000
   Guaranty Ins.)

 7 County of Monroe, New York              AAA          135,000   5.600    2012         12/01/03            119,607       138,426
   Refunding Bonds 1993 (MBIA Ins.)                                                     @ 101.000
                                                        570,000   5.600    2013         12/01/03            503,185       582,597
                                                                                        @ 101.000

 8 Albany Municipal Water Finance          AAA          560,000   5.500    2022         12/01/03            475,552       556,467
   Authority, New York, Water and                                                       @ 102.000
   Sewer System Revenue Bonds, Ser.
   1993 A (Financial Guaranty Ins.)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of             of             Face                        Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            -------------               ---------        ------  ------ ------------- -------------            ----      --------
9  The City of New York, NY, Gen Oblig     AAA       $  525,000   7.000%   2022(5)      02/01/02         $  531,999    $  548,678
   Bonds, Fiscal 1992 Ser. H (FSAM                                                      @ 101.500
   Ins.)                                                 30,000   7.000    2022         02/01/02             30,400        31,214
                                                                                        @ 101.500
                                                   --------------                                      -------------- --------------
TOTAL                                                $3,250,000                                          $2,976,872    $3,354,367
                                                   ==============                                      ============== ==============

                     See Notes to Portfolios on Page D - 14.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 77 (NEW JERSEY AND NEW YORK TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF NOVEMBER 30, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   (5) Bonds with aggregate face amounts of $80,000 and $1,060,000 for the New Jersey and New York Trusts, respectively, have been pre- refunded and are expected to be called for redemption on the optional redemption provision dates shown.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--77
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-56167) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15026--2/01